Note 18 - Fair Values of Financial Instruments - Carrying Value and Estimated Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale, fair value	$ 201,322	$ 631,835
Reported Value Measurement [Member]
Securities held-to-maturity	406,590	0
Available-for-sale, fair value	201,322	631,835
Net loans	580,327	567,334
Deposits	1,126,402	1,111,892
Securities Sold under Agreement to Repurchase	127,574	112,760
Borrowings on secured line of credit	18,000
Borrowings on secured line of credit		18,000
Reported Value Measurement [Member] | Cash [Member]
Cash and cash equivalents, fair value	26,948	10,673
Reported Value Measurement [Member] | Interest-Bearing Deposits [Member]
Cash and cash equivalents, fair value	1,646	68,563
Estimate of Fair Value Measurement [Member]
Securities held-to-maturity	375,292	0
Available-for-sale, fair value	201,322	631,835
Net loans	541,173	554,351
Deposits	1,126,381	1,112,323
Securities Sold under Agreement to Repurchase	127,574	112,760
Borrowings on secured line of credit	18,000
Borrowings on secured line of credit		18,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Securities held-to-maturity	0	0
Available-for-sale, fair value	0	0
Net loans	0	0
Deposits	947,479	881,733
Securities Sold under Agreement to Repurchase	127,574	112,760
Borrowings on secured line of credit	18,000
Borrowings on secured line of credit		18,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Securities held-to-maturity	375,292	0
Available-for-sale, fair value	201,322	631,835
Net loans	0	0
Deposits	178,902	230,590
Securities Sold under Agreement to Repurchase	0	0
Borrowings on secured line of credit	0
Borrowings on secured line of credit		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Securities held-to-maturity	0	0
Available-for-sale, fair value	0	0
Net loans	541,173	554,351
Deposits	0	0
Securities Sold under Agreement to Repurchase	0	0
Borrowings on secured line of credit	0
Borrowings on secured line of credit		0
Estimate of Fair Value Measurement [Member] | Cash [Member]
Cash and cash equivalents, fair value	26,948	10,673
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value	26,948	10,673
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents, fair value	0	0
Estimate of Fair Value Measurement [Member] | Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents, fair value	0	0
Estimate of Fair Value Measurement [Member] | Interest-Bearing Deposits [Member]
Cash and cash equivalents, fair value	1,646	68,563
Estimate of Fair Value Measurement [Member] | Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents, fair value	1,646	68,563
Estimate of Fair Value Measurement [Member] | Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents, fair value	0	0
Estimate of Fair Value Measurement [Member] | Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents, fair value	$ 0	$ 0